Income Taxes - Summary of Income Tax Expense (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax					$ (309,989)	$ (287,309)	$ (156,907)
Deferred income tax					104,741	85,946	65,095
Total	$ (65,872)	$ (112,791)	$ (263,033)	$ (191,503)	$ (205,248)	$ (201,363)	$ (91,812)